SUPPLEMENT DATED APRIL 27, 2009

TO THE ALLIANZ HIGH FIVE (R) L VARIABLE ANNUITY PROSPECTUS DATED
                                APRIL 27, 2009
                                   ISSUED BY
   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE
                                   ACCOUNT B

  This supplement updates certain information contained in the prospectus and should be attached
              to the prospectus and retained for future reference.

1. APPENDIX A OF THE PROSPECTUS - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION - IS REPLACED WITH THE FOLLOWING:


APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.

INVESTMENT OPTION  MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED   TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
                      FEES     12B-1    FEES   EXPENSES FUND FEES      EXPENSES BEFORE       CONTRACTUAL        EXPENSES AFTER
                               FEES*                       AND     CONTRACTUAL FEE WAIVERS   FEE WAIVERS   CONTRACTUAL FEE WAIVERS
                                                        EXPENSES  OR EXPENSE REIMBURSEMENTS      AND              OR EXPENSE
                                                                                            REIMBURSEMENTS      REIMBURSEMENTS
AIM
AZL AIM                 .90    .25        -      .22         -                  1.37              -                     1.37
International
Equity Fund[(1)]
BLACKROCK
AZL BlackRock           .80    .25        -      .15         -                  1.20              -                     1.20
Capital
Appreciation
Fund[(1)]
AZL BlackRock           .85    .25        -      .13         -                  1.23              -                     1.23
Growth Fund[(1)]
AZL Money Market        .35    .25        -      .09         -                   .69              -                      .69
Fund[(1)]
BlackRock Global        .65    .25        -      .13         -                  1.03              -                     1.03
Allocation V.I.
Fund - Class 3
COLUMBIA
AZL Columbia Mid        .75    .25        -      .13         -                  1.13              -                     1.13
Cap Value
Fund[(1)]
AZL Columbia Small      .90      -        -      .32         -                  1.22            .12                     1.10
Cap Value Fund -
Class
1[(1),(7),(8)]
AZL Columbia Small      .90    .25        -      .34         -                  1.49            .12                     1.37
Cap Value Fund -
Class 2[(1),(7)]
AZL Columbia            .81    .25        -      .16         -                  1.22              -                     1.22
Technology
Fund[(1)]
DAVIS
AZL Davis NY            .75      -        -      .10         -                   .85              -                      .85
Venture Fund -
Class
1[(1),(7),(8)]
AZL Davis NY            .75    .25        -      .12         -                  1.12              -                     1.12
Venture Fund -
Class 2[(1),(7)]
Davis VA Financial      .75      -        -      .13         -                   .88              -                      .88
Portfolio[(6)]
DREYFUS
AZL Dreyfus Equity      .77    .25        -      .08         -                  1.10              -                     1.10
Growth Fund[(1)]
AZL S&P 500 Index       .17      -        -      .23         -                   .40            .14                      .26
Fund -
Class
1[(1),(7),(8)]
AZL S&P 500 Index       .17    .25        -      .23         -                   .65            .14                      .51
Fund -
Class 2[(1),(7)]
AZL Small Cap           .26    .25        -      .26         -                   .77            .17                      .60
Stock Index Fund -
Class 2[(1)]
FIRST TRUST
AZL First Trust         .60    .25        -      .14         -                   .99            .19                      .80
Target Double Play
Fund[(1)]
FRANKLIN TEMPLETON
AZL Franklin Small      .75    .25        -      .12         -                  1.12              -                     1.12
Cap Value
Fund[(1)]
Franklin Global         .80    .25        -      .30         -                  1.35            .32                     1.03
Real Estate
Securities Fund -
Class 2[(4)]

                                                    PRO-009-0409   Page 1 of 5

Franklin Growth         .50    .25        -      .05         -                   .80              -                      .80
and Income
Securities Fund -
Class 2[(3) ]
Franklin High           .57    .25        -      .09         -                   .91              -                      .91
Income Securites
Fund - Class
2[(3)]
Franklin Income         .45    .25        -      .02         -                   .72              -                      .72
Securities Fund -
Class 2[(3)]
Franklin Large Cap      .73    .25        -      .04         -                  1.02              -                     1.02
Growth Securities
Fund - Class
2[(3)]
Franklin Rising         .60    .25        -      .02       .01                   .88            .01                      .87
Dividends
Securities Fund -
Class 2[(3),(5)]
Franklin Small-Mid      .50    .25        -      .28       .02                  1.05            .02                     1.03
Cap Growth
Securities Fund -
Class 2[(5)]
Franklin Templeton      .00    .25        -      .13       .65                  1.03            .03                     1.00
VIP Founding Funds
Allocation Fund -
Class 2[(9)]
Franklin U.S.           .49    .25        -      .04         -                   .78              -                      .78
Government Fund -
Class 2[(3)]
Franklin Zero           .60      -        -      .08         -                   .68              -                      .68
Coupon Fund 2010 -
Class 1[(3)]
Mutual Global           .80    .25        -      .18         -                  1.23              -                     1.23
Discovery
Securities Fund -
Class 2
Mutual Shares           .60    .25        -      .13         -                   .98              -                      .98
Securities Fund -
Class 2
Templeton Foreign       .64    .25        -      .15       .02                  1.06            .02                     1.04
Securities Fund -
Class 2[(5)]
Templeton Global        .47    .25        -      .11         -                   .83              -                      .83
Bond Securities
Fund - Class
2[(3)]
Templeton Growth        .74    .25        -      .04         -                  1.03              -                     1.03
Securities Fund -
Class 2[(3)]
JENNISON
AZL Jennison 20/20      .75    .25        -      .11         -                  1.11              -                     1.11
Focus Fund[(1)]
J.P. MORGAN
AZL JPMorgan Large      .75    .25        -      .11         -                  1.11              -                     1.11
Cap Equity
Fund[(1)]
AZL JPMorgan U.S.       .80      -        -      .23         -                  1.03            .08                      .95
Equity Fund -
Class
1[(1),(7),(8)]
AZL JPMorgan U.S.       .80    .25        -      .25         -                  1.30            .08                     1.22
Equity Fund -
Class 2[(1),(7)]
NICHOLAS-
APPLEGATE
AZL NACM                .85    .25        -      .41         -                  1.51              -                     1.51
International
Fund[(1)]
OPPENHEIMER
CAPITAL
AZL OCC                 .85    .25        -      .15         -                  1.25              -                     1.25
Opportunity
Fund[(1)]
OpCap Mid Cap           .80      -        -      .18         -                   .98              -                      .98
Portfolio[(10)]
OPPENHEIMER
FUNDS
AZL Oppenheimer         .90      -        -      .22         -                  1.12              -                     1.12
Global Fund -
Class
1[(1),(7),(8)]
AZL Oppenheimer         .90    .25        -      .23         -                  1.38              -                     1.38
Global Fund -
Class 2[(1),(7)]
AZL Oppenheimer         .75    .25        -      .20         -                  1.20              -                     1.20
International
Growth Fund[(1)]
Oppenheimer High        .74      -        -      .06         -                   .80              -                      .80
Income Fund/VA -
Non Service Class[
(6)]
PIMCO
AZL PIMCO               .75    .25        -      .23         -                  1.23            .02                     1.21
Fundamental
IndexPLUS Total
Return Fund[(1)]
PIMCO VIT All          .425      -      .15        -       .76                 1.335            .02                    1.315
Asset Portfolio -
Admin.
Class[(6),(11),(12)]

                                                    PRO-009-0409   Page 2 of 5

PIMCO VIT               .74      -      .15      .17       .09                  1.15            .09                     1.06
CommodityRealReturn
Strategy Portfolio
- Admin.
Class[(2),(6),(12)]
PIMCO VIT Emerging      .85      -      .15      .13         -                  1.13              -                     1.13
Markets Bond
Portfolio - Admin.
Class[(6)]
PIMCO VIT Global        .75      -      .15      .07         -                   .97              -                      .97
Bond Portfolio
(Unhedged) -
Admin. Class[(6)]
PIMCO VIT High          .60      -      .15        -         -                   .75              -                      .75
Yield Portfolio -
Admin. Class[(6)]
PIMCO VIT Real          .50      -      .15      .06         -                   .71              -                      .71
Return Portfolio -
Admin. Class[(6)]
PIMCO VIT               .35      -      .15      .34         -                   .84              -                      .84
StocksPLUS(R)
Growth and Income
Portfolio - Admin.
Class[(6)]
PIMCO VIT Total         .50      -      .15      .23         -                   .88              -                      .88
Return Portfolio -
Admin. Class[(6)]
PRUDENTIAL
SP International        .85    .25        -      .29         -                  1.39              -                     1.39
Growth Portfolio -
Class 2[(6)]
SP Strategic            .90    .25        -      .48         -                  1.63              -                     1.63
Partners Focused
Growth Portfolio -
Class 2[(6)]
SCHRODER
AZL Schroder           1.23    .25        -      .47         -                  1.95            .28                     1.67
Emerging Markets
Equity Fund[(1)]
AZL Schroder           1.00    .25        -      .30         -                  1.55              -                     1.55
International
Small Cap
Fund[(1)]
TARGETPLUS
PORTFOLIOS
AZL TargetPLUS          .52    .25        -      .64         -                  1.41            .41                     1.00
Balanced Fund[(1)]
AZL TargetPLUS          .60    .25        -      .25         -                  1.10            .30                      .80
Equity Fund[(1)]
AZL TargetPLUS          .52    .25        -      .38         -                  1.15            .24                      .91
Growth Fund[(1)]
AZL TargetPLUS          .52    .25        -      .53         -                  1.30            .32                      .98
Moderate Fund[(1)]
TURNER
AZL Turner              .85    .25        -      .16         -                  1.26              -                     1.26
Quantitative Small
Cap Growth
Fund[(1)]
VAN KAMPEN
AZL Van Kampen          .73    .25        -      .09         -                  1.07              -                     1.07
Comstock Fund[(1)]
AZL Van Kampen          .75    .25        -      .13         -                  1.13              -                     1.13
Equity and Income
Fund[(1)]
AZL Van Kampen          .95    .25        -      .15         -                  1.35              -                     1.35
Global Franchise
Fund[(1)]
AZL Van Kampen          .90    .25        -      .28         -                  1.43            .07                     1.36
Global Real Estate
Fund[(1)]
AZL Van Kampen          .76    .25        -      .11         -                  1.12              -                     1.12
Growth and Income
Fund[(1)]
AZL Van Kampen Mid      .80    .25        -      .10         -                  1.15              -                     1.15
Cap Growth
Fund[(1)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote
  (7).

(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses to the amount listed above in the far right column, after waivers and reimbursements, through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZIM for management fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZIM in this manner applies only to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.

                                                    PRO-009-0409   Page 3 of 5

(3)The Fund administration fee is paid indirectly through the management fee.
(4)The manager and administrator have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. It is estimated that the increase for the year ending April 30, 2010 will be 0.14%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.
(5)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon.
(6)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(7)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(8)Not currently available.
(9)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(10)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(12)PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

INVESTMENT    MANAGEMENT FEES  RULE  OTHER EXPENSES TOTAL ACQUIRED FUND TOTAL ANNUAL OPERATING   AMOUNT OF        TOTAL ANNUAL
OPTION                        12B-1                         FEES AND       EXPENSES BEFORE      CONTRACTUAL    OPERATING EXPENSES
                              FEES*                       EXPENSES[(2)]    CONTRACTUAL FEE      FEE WAIVERS   AFTER CONTRACTUAL FEE
                                                                          WAIVERS OR EXPENSE        AND        WAIVERS OR EXPENSE
                                                                            REIMBURSEMENTS     REIMBURSEMENTS    REIMBURSEMENTS
FUND OF FUNDS
AZL Fusion          .20         -         .05        .25           1.25                   1.50       -                         1.50
Balanced
Fund[(1),(3)]
AZL Fusion          .20         -         .04        .24           1.36                   1.60       -                         1.60
Growth
Fund[(1),(3)]
AZL Fusion          .20         -         .05        .25           1.29                   1.54       -                         1.54
Moderate
Fund[(1),(3)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses from exceeding 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other three Fusion Funds, and 0.20% for the AZL Allianz Global Investors Select Fund, AZL Balanced Index Strategy Fund, and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZIM for fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZIM may request and receive reimbursement of fees waived or limited and other reimbursements made by AZIM. The Investment Option's ability to reimburse AZIM in this manner only applies to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.

                                                    PRO-009-0409   Page 4 of 5

 (2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.


2.THE MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES IN
  THE FEE TABLES SECTION OF THE PROSPECTUS IS  UPDATED AS FOLLOWS: MINIMUM:
  0.65% MAXIMUM: 1.95%.

  THE FEE TABLE EXAMPLES ARE REPLACED WITH THE FOLLOWING:

  If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  a) May 2007 Contract with the Enhanced GMDB and the Living Guarantees with the GAV Benefit
     (the highest M&E charge of 1.95%).
  b) May 2007 Contract with the Traditional GMDB and either no Living Guarantees or the Living Guarantees with the GPV Benefit (the lowest M&E charge of 1.65%).
  c) Original Contract with the Enhanced GMDB and the Living Guarantees with the GAV Benefit
     (the highest M&E charge of 1.95%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)  $1,361 $1,891  $2,204   $4,521
1.95% (the maximum Investment Option operating expense) b)  $1,331 $1,805  $2,064   $4,262
                                                        c)  $1,302 $1,836  $2,204   $4,521
                                                        a)  $1,232 $1,510  $1,580   $3,334
0.65% (the minimum Investment Option operating expense) b)  $1,202 $1,420  $1,430   $3,036
                                                        c)  $1,173 $1,455  $1,580   $3,334

  If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)   $432  $1,309  $2,204   $4,521
1.95% (the maximum Investment Option operating expense) b)   $403  $1,223  $2,064   $4,262
                                                        c)   $432  $1,309  $2,204   $4,521
                                                        a)   $303   $928   $1,580   $3,334
0.65% (the minimum Investment Option operating expense) b)   $273   $838   $1,430   $3,036
                                                        c)   $303   $928   $1,580   $3,334

  * Annuity Payments are generally not available until the second Contract Anniversary in most states.

                                                    PRO-009-0409   Page 5 of 5